Losses per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Basic losses per share
Weighted average number of outstanding ordinary shares in issue	685,285,841	665,553,637
Net loss attributable to the Company (US$'000)	$ (49,694)	$ (45,369)
Losses per share attributable to the Company (US$ per share)	$ (0.07)	$ (0.07)